NOTES PAYABLE AND OTHER DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
NOTES PAYABLE AND OTHER DEBT
NOTES PAYABLE AND OTHER DEBT

See Part II, Item 8, Notes to Consolidated Financial Statements, Note 9 - Notes Payable and Other Debt included in the Annual Report for a detailed description of all the Company’s debt facilities.
Notes payable and other debt consists of the following:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Senior debt—guaranteed by HUD	$34,286	$34,473
Senior debt—guaranteed by USDA (a)	20,831	22,518
Senior debt—guaranteed by SBA (b)	2,293	2,319
Senior debt—bonds	7,145	7,145
Senior debt—other mortgage indebtedness	5,586	5,639
Other debt	1,479	1,063
Convertible debt	2,500	9,200
Subtotal	74,120	82,357
Deferred financing costs, net	(2,099)	(2,196)
Unamortized discount on bonds	(188)	(191)
Total debt	71,833	79,970
Less: current portion of debt	6,868	13,154
Notes payable and other debt, net of current portion	$64,965	$66,816

(a)	U.S. Department of Agriculture (“USDA”)

(b)	U.S. Small Business Administration (“SBA”)

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Senior debt - guaranteed by HUD
The Pavilion Care Center	Red Mortgage	12/01/2027	Fixed	4.16%	$1,408	$1,434
Hearth and Care of Greenfield	Red Mortgage	08/01/2038	Fixed	4.20%	2,175	2,191
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	5,419	5,447
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	8,414	8,457
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	7,315	7,352
Georgetown	Midland State Bank	10/01/2046	Fixed	2.98%	3,704	3,723
Sumter Valley	KeyBank	01/01/2047	Fixed	3.70%	5,851	5,869
Total					$34,286	$34,473

Senior debt - guaranteed by USDA (b)
Attalla	Metro City	06/30/2032	Prime + 1.50%	5.50%	$6,335	$7,189
Coosa	Metro City	06/30/2032	Prime + 1.50%	5.50%	5,712	6,483
Mountain Trace	Community B&T	01/24/2036	Prime + 1.75%	5.75%	4,353	4,384
Southland	Bank of Atlanta	07/27/2036	Prime + 1.50%	6.00%	4,431	4,462
Total					$20,831	$22,518

Senior debt - guaranteed by SBA
College Park	CDC	10/01/2031	Fixed	2.81%	$1,589	$1,611
Southland	Bank of Atlanta	07/27/2036	Prime + 2.25%	5.75%	704	708
Total					$2,293	$2,319

(a)
Represents cash interest rates as of March 31, 2017 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 0.53% per annum.

(b)
For the four skilled nursing facilities, the Company has term loans insured 70% to 80% by the USDA with financial institutions. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 4% to 6% through 2016, which decline 1% each year capped at 1% for the remainder of the term.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,610	$6,610
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	535	535
Total					$7,145	$7,145

(a)
Represents cash interest rates as of March 31, 2017 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing of approximately 0.26% per annum.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Senior debt - other mortgage indebtedness
Quail Creek (b)	Congressional Bank	09/30/2017	LIBOR + 4.75%	5.75%	4,402	4,432
Northwest	First Commercial	12/31/2017	Prime	5.00%	1,184	1,207
Total					$5,586	$5,639

(a)
Represents cash interest rates as of March 31, 2017 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.00% to 0.86% per annum.

(b)	On September 19, 2016, the Company obtained an option to extend the maturity date of the Quail Creek Credit Facility from September 2017 to September 2018, which management intends to exercise.

(Amounts in 000’s)
Lender	Maturity	Interest Rate		March 31, 2017	December 31, 2016
Other debt
First Insurance Funding	02/28/2018	Fixed	3.99%	$193	$20
Key Bank	10/17/2017	Fixed	0.00%	495	496
Pharmacy Care of Arkansas	02/08/2018	Fixed	2.00%	422	547
South Carolina Department of Health & Human Services (a)	02/24/2019	Fixed	5.75%	369	—
Total				$1,479	$1,063

(a)
On February 21, 2017, the South Carolina Department of Health and Human Services (“SCHHS”) issued fiscal year 2013 Medicaid audit reports for two facilities operated by the Company during 2013. In the fiscal year 2013 Medicaid audit reports, it was determined the Company owes an aggregate $0.4 million related to patient-care related payments made by the SCHHS during 2013. Repayment of the $0.4 million began on March 24, 2017 in the form of a two-year note bearing interest of 5.75% per annum.

(Amounts in 000’s)
Facility	Maturity	Interest Rate (a)		March 31, 2017	December 31, 2016
Convertible debt
Issued July 2012	10/31/2017	Fixed	10.00%	$1,500	$1,500
Issued March 2015 (b) (c)	04/30/2017	Fixed	10.00%	1,000	7,700
Total				$2,500	$9,200

(a)	Represents cash interest rates as of March 31, 2017. The rates exclude amortization of deferred financing costs which range from 0.25% to 1.92% per annum.

(b)
On December 8, 2016, the Company announced the Tender Offer for any and all of the 2015 Notes at a cash purchase price equal to $1,000 per $1,000 principal amount of the 2015 Notes purchased, plus accrued and unpaid interest to, but not including, the payment date. The Tender Offer expired on January 9, 2017, and $6.7 million in aggregate principal amount of the 2015 Notes were tendered and paid on January 10, 2017.

(c)	On April 30, 2017, the remaining $1.0 million in aggregate principal amount of the 2015 Notes outstanding was repaid (see Note 17 - Subsequent Events).
Debt Covenant Compliance

As of March 31, 2017, the Company had approximately 28 credit related instruments (credit facilities, mortgage notes, bonds and other credit obligations) outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum EBITDA or EBITDAR, current ratios and tangible net worth requirements. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on measurements at the subsidiary level (i.e., facility, multiple facilities or a combination of subsidiaries). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements whereas others are based on quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements.
The table below indicates which of the Company’s credit-related instruments were not in compliance as of March 31, 2017.

Credit Facility	Balance at March 31, 2017(000's)	Subsidiary or Operator Level Covenant Requirement	Financial Covenant	Min/Max Financial Covenant Required	Financial Covenant Metric Achieved		Future Financial Covenant Metric Required
Congressional Bank - Mortgage Note - QC Property Holdings, LLC	$4,401	Operator	Minimum Fixed Charge Coverage Ratio	1.1	0.3	(a)	1.1
		Operator	Minimum Operator Occupancy	75%	70%	(a)	75%
		Operator	Minimum Operator EBITDAR (000’s)	$563	$477	(a)	$642

(a)	Waiver for violation of covenant obtained.

Scheduled Maturities
The schedule below summarizes the scheduled maturities for the twelve months ended March 31 of the respective year (not adjusted for commitments to refinance or extend the maturities of debt as noted above):

For the twelve months ended March 31,	(Amounts in 000’s) (a)
2018	$6,890
2019	6,326
2020	1,960
2021	2,064
2022	2,161
Thereafter	54,719
Subtotal	$74,120
Less: unamortized discounts	(188)
Less: deferred financing costs, net	(2,099)
Total notes and other debt	$71,833

(a)	Excludes maturities for a Loan Agreement entered into May 1, 2017 (see Note 17 - Subsequent Events - Meadowood Credit Facility).

NOTES PAYABLE AND OTHER DEBT
Notes payable and other debt consists of the following:

	December 31,
Amounts in (000's)	2016	2015
Senior debt—guaranteed by HUD (a)	34,473	25,469
Senior debt—guaranteed by USDA (a)	22,518	26,463
Senior debt—guaranteed by SBA (a)	2,319	3,548
Senior debt—bonds	7,145	7,230
Senior debt—other mortgage indebtedness	5,639	51,128
Other debt	1,063	2,638
Convertible debt (c)	9,200	9,200
Sub Total	82,357	125,676
Deferred financing costs	(2,196)	(2,712)
Unamortized discounts on bonds	(191)	(205)
Total	79,970	122,759
Less current portion	13,154	50,960
Less: portion included in liabilities of disposal group held for sale (b)	—	958
Notes payable and other debt, net of current portion	$66,816	$70,841

(a)  HUD, U.S. Department of Agriculture ("USDA"), U.S. Small Business Administration ("SBA").
(b) Includes no deferred financing costs at December 31, 2016 and December 31, 2015 respectively.
(c) On December 8, 2016, the Company announced the Tender Offer for any and all of its $7.7 million convertible subordinated notes due April 30, 2017. On January 10, 2017, the Company accepted for payment $6.7 million pursuant to the Tender Offer, (see Note 19 - Subsequent events).

The following is a detailed listing of the debt facilities that comprise each of the above categories:

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2016	December 31, 2015
Senior debt - guaranteed by HUD
The Pavilion Care Center	Red Mortgage	12/01/2027	Fixed	4.16%	$1,434	$1,534
Hearth and Care of Greenfield	Red Mortgage	08/01/2038	Fixed	4.20%	2,191	2,251
Woodland Manor	Midland State Bank	10/01/2044	Fixed	3.75%	5,447	5,556
Glenvue	Midland State Bank	10/01/2044	Fixed	3.75%	8,457	8,628
Autumn Breeze	KeyBank	01/01/2045	Fixed	3.65%	7,352	7,500
Georgetown (c)	Midland State Bank	01/10/2046	Fixed	2.98%	3,723	—
Sumter Valley (d)	Key Bank	01/01/2047	Fixed	3.70%	5,869	—
Total					$34,473	$25,469
Senior debt - guaranteed by USDA (e)
Attalla	Metro City	09/30/2035	Prime + 1.50%	5.50%	$7,189	$7,400
Coosa	Metro City	09/30/2035	Prime + 1.50%	5.50%	6,483	6,671
Mountain Trace	Community B&T	01/24/2036	Prime + 1.75%	5.75%	4,384	4,507
Southland	Bank of Atlanta	07/27/2036	Prime + 1.50%	6.00%	4,462	4,576
Homestead (b)	Square 1	10/14/2036	Prime + 1.00%	5.75%	—	3,309
Total					$22,518	$26,463
Senior debt - guaranteed by SBA
College Park	CDC	10/01/2031	Fixed	2.81%	$1,611	$1,697
Stone County (b)	CDC	07/01/2032	Fixed	2.42%	—	1,123
Southland	Bank of Atlanta	07/27/2036	Prime + 2.25%	5.75%	708	728
Total					$2,319	$3,548

(a)
Represents cash interest rates as of December 31, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b) On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 11 - Discontinued Operations).
(c) On September 29, 2016, the Company closed a HUD-guaranteed financing in the amount of $3.7 million, maturing in 2046 and bearing an interest rate of 2.98% (interest rate excludes annual mortgage insurance premiums), which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.
(d) On December 14, 2016, the Company refinanced the Sumter Credit Facility with $5.9 million of new mortgage debt maturing in 2047 and bearing an interest rate of 3.70% (interest rate excludes annual mortgage insurance premiums). The HUD-guaranteed mortgage refinances $5.9 million of short term debt that bore an interest rate of 4.71% at September 30, 2016.

(e)
For the five skilled nursing facilities, the Company has term loans insured 70% to 80% by the USDA with financial institutions. The loans have an annual renewal fee for the USDA guarantee of 0.25% of the guaranteed portion. The loans have prepayment penalties of 4% to 6% through 2016, which decline 1% each year capped at 1% for the remainder of the term.

(Amounts in 000’s)
Facility	Lender	Maturity	Interest Rate (a)		December 31, 2016	December 31, 2015
Senior debt - bonds
Eaglewood Bonds Series A	City of Springfield, Ohio	05/01/2042	Fixed	7.65%	$6,610	$6,610
Eaglewood Bonds Series B	City of Springfield, Ohio	05/01/2021	Fixed	8.50%	535	620
Total					$7,145	$7,230

(a)
Represents cash interest rates as of December 31, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(Amounts in 000’s)					December 31,	December 31,
Facility	Lender	Maturity	Interest Rate (a)		2016	2015
Senior debt - other mortgage indebtedness
Sumter Valley (c)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	$—	$5,123
Georgetown (g)	PrivateBank	09/01/2016	LIBOR + 4.25%	4.71%	—	4,026
Northridge (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	—	4,230
Woodland Hills (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	—	3,557
Abington/Cumberland (b)	PrivateBank (d)	09/01/2016	LIBOR + 4.25%	5.50%	—	4,029
Heritage Park (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	—	3,370
River Valley (b)	PrivateBank (d)	09/01/2016	LIBOR + 3.50%	6.00%	—	3,989
Little Rock/West Markham (b), (f)	PrivateBank (d)	12/31/2016	LIBOR + 4.00%	6.00%	—	11,399
Quail Creek (e)	Congressional Bank	09/30/2017	LIBOR + 4.75%	5.75%	4,432	5,000
Northwest	First Commercial	12/31/2017	Prime	5.00%	1,207	1,285
Stone County (b)	Metro City	06/08/2022	Prime + 2.25%	6.25%	—	1,697
College Park (f)	Bank of Las Vegas	05/01/2031	Prime + 2.00%	6.25%	—	2,465
Hembree Rd. Building (h)	Fidelity Bank	12/01/2017	Fixed	5.50%	—	958
Total					$5,639	$51,128

(a)
Represents cash interest rates as of December 31, 2016 as adjusted for applicable interest rate floor limitations, if applicable. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.

(b)	On October 6, 2016, the Company completed the sale of the Arkansas Facilities (see Note 11 - Discontinued Operations).

(c)
On March 24, 2016, the Company obtained a lender commitment to extend the maturity date of the Sumter Credit Facility with PrivateBank from September 2016 to June 2017, subject to definitive documentation and certain closing conditions, which commitment expired on November 30, 2016. On June 13, 2016, the Company received a commitment to refinance the Sumter Credit Facility, subject to definitive documentation and certain closing conditions. On December 14, 2016, the Company refinanced existing mortgage debt with Key Bank on the Sumter Facility with $5.9 million of new mortgage debt maturing in 2047 and bearing an interest rate of 3.70% (interest rate excludes annual mortgage insurance premiums). The HUD-guaranteed mortgage refinances $5.9 million of short term debt that bore an interest rate of 4.71% at September 30, 2016.

(d)
On March 24, 2016, the Company obtained the release of approximately $3.9 million of restricted cash funds and applied the amounts as additional principal payments related to certain of the above debt facilities with the PrivateBank.

(e)	On September 19, 2016, the Company obtained an option to extend the maturity date of the Quail Creek Credit Facility from September 2017 to September 2018, which management intends to exercise.
(f) On October 6, 2016, the related debt was repaid with a portion of the net proceeds from the sale of the Arkansas Facilities (see Note 11 - Discontinued Operations).
(g) On September 29, 2016, the Company closed a HUD-guaranteed financing with Midland State Bank in the amount of $3.7 million, maturing in 2046 and bearing an interest rate of 2.98% (interest rate excludes annual mortgage insurance premiums), which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.

(h)
Debt included in liabilities of disposal group held for sale. On April 25, 2016, the Company completed the sale of the related office building located in Roswell, Georgia (see Note 11 - Discontinued Operations).

(Amounts in 000’s)
Lender	Maturity	Interest Rate		December 31, 2016	December 31, 2015
Other debt
First Insurance Funding	02/28/2017	Fixed	3.99%	$20	$14
Key Bank	10/17/2017	Fixed	0.00%	496	680
Reliant Rehabilitation	11/15/2016	Fixed	7.00%	—	944
Pharmacy Care of Arkansas	02/08/2018	Fixed	2.00%	547	1,000
Total				$1,063	$2,638

(Amounts in 000’s)
Facility	Conversion price	Maturity	Interest Rate (a)		December 31, 2016	December 31, 2015
Convertible debt
Issued July 2012	$4.25	10/31/2017	Fixed	10.00%	$1,500	$1,500
Issued March 2015 (b)	$4.25	04/30/2017	Fixed	10.00%	7,700	7,700
Total					$9,200	$9,200
(a) Represents cash interest rates as of December 31, 2016. The rates exclude amortization of deferred financing costs which range from 0.08% to 1.92% per annum.
(b) On December 8, 2016, the Company announced the Tender Offer for any and all of its $7.7 million convertible subordinated notes due April 3, 2017. On January 10, 2017, the Company accepted for payment $6.7 million pursuant to the Tender Offer (see Note 19 - Subsequent Events).
Scheduled Maturities
The schedule below summarizes the scheduled maturities as of December 31, 2016 for each of the next five years and thereafter.

Amounts in (000's)
2017	$13,218
2018	6,108
2019	1,844
2020	1,937
2021	2,030
Thereafter	57,220
Subtotal	82,357
Less: unamortized discounts	(191)
Less: deferred financing costs (1)	(2,196)
Total notes and other debt	$79,970

(1) Approximately $0.1 million of deferred financing is recorded in "Current portion of convertible debt, net" on the Consolidated Balance sheets.
Debt Covenant Compliance
As of December 31, 2016, the Company has approximately thirty-eight credit related instruments (credit facilities, mortgage notes, bonds and other credit obligations) outstanding that include various financial and administrative covenant requirements. Covenant requirements include, but are not limited to, fixed charge coverage ratios, debt service coverage ratios, minimum EBITDA or EBITDAR, current ratios and tangible net worth requirements. Certain financial covenant requirements are based on consolidated financial measurements whereas others are based on subsidiary level (i.e. facility, multiple facilities or a combination of subsidiaries comprising less than the Company's consolidated financial measurements). The subsidiary level requirements are as follows: (i) financial covenants measured against subsidiaries of the Company; and (ii) financial covenants measured against third-party operator performance. Some covenants are based on annual financial metric measurements whereas others are based on quarterly financial metric measurements. The Company routinely tracks and monitors its compliance with its covenant requirements. In recent periods, including as of December 31, 2016, the Company has not been in compliance with certain financial and administrative covenants. For each instance of such non-compliance, the Company has obtained waivers or amendments to such requirements including as necessary modifications to future covenant requirements or the elimination of certain requirements in future periods.
The Company’s credit-related instruments were all in financial compliance as of December 31, 2016.
Included in several of the Company’s various loan agreements are administrative covenants requiring that a set of audited financial statements be provided of the guarantor within 90 days of the end of each fiscal year (the “Administrative Covenants”). For the year ended December 31, 2016, management has either received a waiver for all such Administrative Covenants or has applied a 30-day cure provision, as provided in the loan agreements.
Revolving Credit Facilities and Lines of Credit
Contemporary Healthcare
On August 17, 2012, in conjunction with the acquisition of the Companions Specialized Care Center, a 121-bed skilled nursing facility located in Tulsa, Oklahoma (“Companions”), a wholly owned subsidiary of the Company entered into a Loan Agreement with Contemporary Healthcare Capital LLC ("Contemporary") and issued a promissory note in favor of Contemporary with a principal amount of $0.6 million maturing on August 20, 2015 with an annual interest rate of 9.0%. On May 14, 2015, the outstanding principal amount of $0.2 million under loan was repaid in full.
Gemino-Northwest Credit Facility
On May 30, 2013, NW 61st Nursing, LLC (“Northwest”), a wholly owned subsidiary of the Company, entered into a senior-secured revolving credit facility with Gemino Healthcare Finance, LLC with principal amount of $1.0 million. Interest accrued on the principal balance thereof at an annual rate of 4.75% plus the current LIBOR rate. Northwest also paid to Gemino: (i) a collateral monitoring fee equal to 1.0% per annum of the daily outstanding balance of the facility; and (ii) a fee equal to 0.5% per annum of the unused portion of the facility. The facility was secured by a security interest in the accounts receivable of the Northwest facility. AdCare had unconditionally guaranteed all amounts owing under the Northwest Credit Facility. On April 30, 2015, the outstanding principal amount of $1.0 million under the facility was repaid in full.
Gemino-Bonterra Credit Facility
On April 27, 2011, ADK Bonterra/Parkview, LLC, a wholly owned subsidiary of the Company entered into a senior secured credit facility for up to $2.0 million with Gemino. Interest accrued on the principal balance outstanding at an annual rate equal to the LIBOR rate plus an applicable margin of 4.75% to 5.00%, which fluctuated depending upon the principal amount outstanding. On July 1, 2015, the outstanding principal amount of $0.4 million under the facility was repaid in full.
PrivateBank Credit Facility
During 2015, certain wholly owned subsidiaries (the “PrivateBank Borrowers”) the Company entered into a number of loan modifications with the PrivateBank, which modified that certain Loan Agreement, dated September 20, 2012, between the certain affiliates of the Company, PrivateBank and the Company, as guarantor (as amended, the “PrivateBank Credit Facility”). Under these modifications :(i) PrivateBank consented to the transfer of operations to new operators and the amendment of the related leases; (ii) the outstanding amount owing under the PrivateBank Credit Facility was reduced from $8.8 million to $1.8 million. In December 2015, the PrivateBank Credit Facility was repaid in full and as of December 31, 2016: (i) there were no cash borrowings outstanding under the PrivateBank Credit Facility and (ii) the Company had $0.4 million of outstanding letters of credit related to this credit facility.
PrivateBank-Woodland Nursing and Glenvue Nursing Credit Facility
On September 24, 2014, certain wholly-owned subsidiaries of the Company entered into a Loan and Security Agreement with PrivateBank. The facility provided for a $1.5 million principal amount senior secured revolving credit facility. In the fourth quarter of 2015, the Woodland Nursing and Glenvue Nursing Credit Facility was repaid in full and the Company terminated and closed the facility.

Senior Debt-Guaranteed by HUD
Autumn Breeze
On December 17, 2014, Mt. Kenn Property Holdings, LLC (“Mt. Kenn”), a wholly owned subsidiary of the Company, entered into a Mortgage and Deed of Trust Agreement (the “Mt. Kenn Credit Facility”), with KeyBank National Association ("KeyBank"). The Mt. Kenn Credit Facility provides for a $7.6 million principal amount secured credit facility.
The Mt. Kenn Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Mt. Kenn Facility. HUD has insured all amounts owing under the Mt. Kenn Credit Facility. The Mt. Kenn Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, KeyBank may, after receiving the prior written approval of HUD, terminate the Mt. Kenn Credit Facility and all amounts under the Mt. Kenn Credit Facility will become immediately due and payable. In connection with entering into the Mt. Kenn Credit Facility, Mt. Kenn entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
Glenvue
On September 24, 2014, a wholly owned subsidiary of the Company entered into a Mortgage and Deed of Trust Agreement (the “Glenvue Credit Facility”), with Housing & Healthcare Finance, LLC ("H&H") in connection with the refinancing of the skilled nursing facility known as Glenvue Health and Rehabilitation ("Glenvue"). The Glenvue Credit Facility provides for an $8.8 million principal amount secured credit facility.
The Glenvue Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to Glenvue. HUD has insured all amounts owing under the Glenvue Credit Facility. The Glenvue Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, failure to perform or comply with certain agreements and certain events of bankruptcy and insolvency. Upon the occurrence of certain events of default, H&H may, after receiving the prior written approval of HUD, terminate the Glenvue Credit Facility and all amounts under the Glenvue Credit Facility will become immediately due and payable. In connection with entering into the Glenvue Credit Facility, a wholly owned subsidiary of the Company entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
Hearth and Care of Greenfield
On October 1, 2014, a certain wholly-owned subsidiary of the Company entered into a Modification Agreement with Red Mortgage Capital, Inc. ("Red Capital") and HUD which modified the loan agreement, dated July 29, 2008, by and between a wholly-owned subsidiary of the Company and Red Capital, which matures in 2038. The modification, among other things: (i) reduced the rate of interest therein provided from 6.50% per annum to 4.20% per annum, effective as of November 1, 2014; (ii) revised the amount of monthly installments of interest and principal payable on and after December 1, 2014, so as to re-amortize in full the loan over the remaining term thereof; and (iii) modified the prepayment provision of the loan.
The Pavilion Care Center
On October 1, 2014, a certain wholly-owned subsidiary of the Company entered into a Modification Agreement with Red Capital and HUD which modified the loan agreement, dated November 27, 2007, by and between a wholly-owned subsidiary of the Company and Red Capital, which matures in 2027. The modification, among other things: (i) reduced the rate of interest therein provided from 5.95% per annum to 4.16% per annum, effective as of November 1, 2014; (ii) revised the amount of monthly installments of interest and principal payable on and after December 1, 2014, so as to re-amortize in full the loan over the remaining term thereof; and (iii) modified the prepayment provision of the loan.
Woodland Manor
On September 24, 2014, a wholly owned subsidiary of the Company ("Woodland"), entered into a Mortgage and Deed of Trust Agreement (the “Woodland Credit Facility”), with H&H in connection with the refinancing of the skilled nursing facility known as Eaglewood Care Center ("Eaglewood"). The Woodland Credit Facility provides for a $5.7 million principal amount secured credit facility.
The Woodland Credit Facility is secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to Eaglewood. HUD has insured all amounts owing under the Woodland Credit Facility. The Woodland Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, failure to perform or comply with certain agreements and certain events of bankruptcy and insolvency. Upon the occurrence of certain events of default, H&H may, after receiving the prior written approval of HUD, terminate the Woodland Credit Facility and all amounts under the Woodland Credit Facility will become immediately due and payable. In connection with entering into the Woodland Credit Facility, Woodland entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
Georgetown and Sumter Valley
On September 29, 2016, the Company closed a HUD-guaranteed financing with Midland State Bank (the "Georgetown HUD Credit Facility") in the amount of $3.7 million, maturing in 2046 and bearing an interest rate of 2.98% (interest rate excludes annual mortgage insurance premiums), which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.
On December 14, 2016, the Company refinanced the Sumter Credit Facility with Key Bank (the "Sumter HUD Credit Facility") for $5.9 million of new mortgage debt maturing in 2047 and bearing an interest rate of 3.70% (interest rate excludes annual mortgage insurance premiums). The HUD-guaranteed mortgage refinances $5.9 million of short term debt that bore an interest rate of 4.71% at September 30, 2016.
The Georgetown and Sumter HUD Credit Facilities are secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Georgetown and Sumter Facilities. HUD has insured all amounts owing under the Georgetown and Sumter HUD Credit Facilities. The Georgetown and Sumter HUD Credit Facility contains customary events of default, including fraud or material misrepresentations or material omission, the commencement of a forfeiture action or proceeding, failure to make required payments, and failure to perform or comply with certain agreements. Upon the occurrence of certain events of default, Midland State Bank or KeyBank may, after receiving the prior written approval of HUD, terminate the respective HUD credit facility and all amounts under the respective HUD credit facility will become immediately due and payable. In connection with entering into the Mt. Kenn Credit Facility, Georgetown HC&R Property Holdings, LLC ("Georgetown") and Sumter Valley Property Holdings, LLC ("Sumter") each entered into a healthcare regulatory agreement and a promissory note, each containing customary terms and conditions.
Senior Debt-Guaranteed by SBA
Stone County
In June 2012, Mt. V Property Holdings, LLC, a wholly owned subsidiary of AdCare, entered into a loan agreement with the Economic Development Corporation of Fulton County (the "CDC"), an economic development corporation working with the SBA, in the amount of $1.3 million. The CDC loan is payable in equal monthly installments of principal and interest based on a twenty year amortization schedule. The CDC loan may be prepaid, subject to prepayment premiums, during the first ten years. There are also annual fees associated with the CDC loan, including an SBA guarantee fee. The CDC loan is secured by a second-in-priority security deed on the Stone County Nursing and Rehabilitation facility and guarantees from AdCare, the SBA and a wholly owned subsidiary of AdCare. On October 6, 2016, the debt was repaid with a portion of the proceeds from the sale of the Arkansas Facilities.
Other Senior Debt-Guaranteed by SBA
For two facilities, the Company has two term loans insured 75% by the SBA with a financial institution. The notes mature at various dates starting in 2031 through 2036. For further information refer to the Other Senior Debt-Guaranteed by SBA detail debt table above.
Senior Debt-Bonds
Eaglewood Village Bonds
In April 2012, a wholly-owned subsidiary of the Company entered into a loan agreement with the City of Springfield, Ohio pursuant to which City of Springfield lent to such subsidiary the proceeds from the sale of City of Springfield's Series 2012 Bonds. The Series 2012 Bonds consist of $6.6 million in Series 2012A First Mortgage Revenue Bonds and $0.6 million in Taxable Series 2012B First Mortgage Revenue Bonds. The bonds are secured by the Company's assisted living facility located in Springfield, Ohio known as Eaglewood Village and guaranteed by AdCare. There is an original issue discount of $0.3 million related to this loan.
Riverchase
Riverchase Village ADK, LLC (“Riverchase”), a consolidated VIE of the Company, financed its acquisition of the Riverchase Village facility, an assisted living facility located in Hoover, Alabama, using the proceeds of revenue bonds (the “Riverchase Bonds”) issued in two series by the Medical Clinical Board of the City of Hoover in the State of Alabama, as to which the Company was a guarantor.
The Series 2010A portion of the Riverchase Bonds of $5.8 million was scheduled to mature on June 1, 2039. The Series 2010B portion of $0.5 million was scheduled to mature serially beginning on June 1, 2012 through June 1, 2017. Any early redemption after May 31, 2015 is at a redemption price of 100% of the principal amount plus accrued interest. The Riverchase Bonds paid interest at a weighted average effective interest rate of 7.9%.
On November 20, 2015, Riverchase completed the previously announced sale to an unrelated third party of the Riverchase Village facility for a purchase price (as subsequently amended) of $6.9 million. In connection with the sale of the Riverchase Village facility: (i) the Riverchase Bonds were repaid in full; and (ii) the Company was released from its guaranty of Riverchase’s obligations thereunder.
Senior Debt-Other Mortgage Indebtedness
Bentonville, Heritage Park and River Valley
On May 1, 2015, certain wholly-owned subsidiaries of the Company (collectively, the “Benton Borrower Group”), entered into a Loan Modification Agreement with PrivateBank, which modified that certain Loan Agreement, dated September 1, 2011, as amended, between the Benton Borrower Group and PrivateBank (the "Bentonville, Heritage Park and River Valley Credit Facility"). The Loan Modification, among other things: (i) provided for PrivateBank's consent to the sublease of the Company’s Heritage Park Nursing Center to an affiliate of Aria; and (ii) amended the minimum EBITDA covenant described in the Bentonville, Heritage Park and River Valley Credit Facility to (a) reflect a new facility operator, and (b) change the minimum EBITDA covenant to a “Minimum EBITDAR/Management Fee” covenant, which modifies minimum EBITDAR to take into account management fees equal to the greater of the operator’s actual management fees for such period or imputed management fees equal to 5% of such operator’s gross income for such period, as determined in accordance with GAAP.
On July 1, 2015, the Company completed the sale of its Bentonville, Arkansas skilled nursing facility consisting of 83 licensed beds for $3.4 million net of customary closing and certain real property apportionments. Net proceeds were used to repay certain mortgage indebtedness under the Bentonville, Heritage Park and River Valley Credit Facility.
On October 30, 2015, Benton Borrower Group entered into a Second Modification Agreement with PrivateBank, which modified the Bentonville, Heritage Park and River Valley Credit Facility to, among other things, establish a single cash collateral account to combine and collectively share the restricted cash reserves related to the following loans: (a) the Northridge, Woodland Hills and Abington Credit Facility (as defined below); (b) the Little Rock Credit Facility (as defined below); and (c) Bentonville, Heritage Park and River Valley Credit Facility. On October 6, 2016, the debt was repaid with a portion of the proceeds from the sale of the Arkansas Facilities.
Companions Specialized Care
In August 2012, a wholly owned subsidiary of the Company financed the acquisition of Companions by entering into a loan agreement for $5.0 million with Contemporary (the "Contemporary Loan"). The loan was scheduled to mature in August 2015 with a required final payment of $5.0 million and paid interest at a fixed rate of 8.5% per annum. The loan is secured by Companions and guaranteed by AdCare.
On August 12, 2015, a wholly owned subsidiary of the Company entered into a First Amendment with Contemporary, which modified the Contemporary Loan. Under the First Amendment: (i) the outstanding amount owing under the Contemporary Loan was reduced from $5.0 million to $3.0 million; (ii) restricted assets related to the loan of $2.0 million were used to reduce the outstanding amount owing under the Contemporary Loan, thus eliminating all restricted assets related to the loan; and (iii) the maturity date of the Contemporary Loan was extended to November 20, 2015. On October 30, 2015, the Company completed the sale of Companions and repaid in full the outstanding balance under the Contemporary Loan.

Georgetown and Sumter Valley
In December 2013, the Company entered into a Note, Mortgage and Loan Agreement Modification Agreement with Metro City Bank (the "Georgetown and Sumter Valley Modification Agreement") which modified the loan agreement, dated December 31, 2012, by and between Sumter Valley Property Holdings, LLC ("Sumter"), Georgetown HC&R Property Holdings, LLC ("Georgetown") and Metro City Bank. Interest on the loan accrues on the principal balance thereof at an annual rate of 1.5% per annum plus the prime interest rate (but in no event shall the total interest be less than 5.50% per annum). The Georgetown and Sumter Valley Modification Agreement, among other things: (i) extended the maturity date from February 1, 2014 to February 1, 2015 and (ii) increased the total amount available from $6.9 million to $9.0 million.
On January 30, 2015, the outstanding principal and interest of $9.0 million owed under Georgetown and Sumter Valley Modification Agreement was repaid in full.
On January 30, 2015, Georgetown and Sumter, entered into a Loan Agreement (the "Georgetown and Sumter Credit Facility") with PrivateBank. The Georgetown and Sumter Credit Facility provided for a $9.3 million principal amount secured credit facility.
The Georgetown and Sumter Credit Facility was secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Georgetown and Sumter Facilities. AdCare had unconditionally guaranteed all amounts owing under the Georgetown and Sumter Credit Facility.
On September 29, 2016, the Company closed a HUD-guaranteed financing with Midland State Bank in the amount of $3.7 million, maturing in 2046 and bearing an interest rate of 2.98% (interest rate excludes annual mortgage insurance premiums), which refinanced approximately $3.1 million in debt previously owed to the PrivateBank with respect to the Georgetown Facility.
On December 14, 2016, the Company refinanced the Sumter Credit Facility with Key Bank for $5.9 million of new mortgage debt maturing in 2047 and bearing an interest rate of 3.70% (interest rate excludes annual mortgage insurance premiums). The HUD-guaranteed mortgage refinances $5.9 million of short term debt that bore an interest rate of 4.71% at September 30, 2016.
Little Rock Credit Facility
On March 30, 2012, subsidiaries of the Company, in connection with the Company's April 2012 acquisition of three skilled nursing facilities located in Arkansas, entered into a loan agreement for $21.8 million with PrivateBank (the "Little Rock Credit Facility"). The Little Rock Credit Facility, as amended on December 28, 2012, matured in December 2016 with a required final payment of $13.7 million. The Little Rock Credit Facility accrued interest at the LIBOR rate plus 4% with a minimum rate of 6% per annum and required monthly principal payments. The Little Rock Credit Facility was secured by the three facilities and guaranteed by AdCare. The Little Rock Credit Facility was also secured by, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Company’s Little Rock Health & Rehabilitation Center. A portion of the Little Rock Credit Facility with respect to the Northridge facility and Woodland Hills facility was paid off and refinanced with a portion of the proceeds from a new credit facility with KeyBank.
On May 1, 2015, AdCare subsidiaries entered into a Fifth Modification Agreement with PrivateBank. The Fifth Modification, among other things: (i) provided for PrivateBank's consent to the sublease of the Company’s Little Rock Health & Rehabilitation Center to an affiliate of Aria; and (ii) amended the minimum EBITDAR covenant to reflect a new facility operator.
On October 30, 2015, AdCare subsidiaries entered into a Sixth Modification Agreement with PrivateBank, which modified among other things establish a single cash collateral account to combine and collectively share the restricted cash reserves related to the following loans: (a) the Northridge, Woodland Hills and Abington Credit Facility (as defined below); (b) the Little Rock Credit Facility; and (c) Bentonville, Heritage Park and River Valley Credit Facility; and (iii) establish an excess rent account to capture monthly cash rent proceeds from operators in excess of the monthly debt payments payable under the Northridge, Woodland Hills and Abington Credit Facility and the Little Rock Credit Facility. On October 6, 2016, the debt was repaid with a portion of the proceeds from the sale of the Arkansas Facilities.
Northridge, Woodland Hills and Abington
On December 28, 2012, the Company's wholly owned subsidiaries which own the Northridge, Woodland Hills and Abington facilities (the "KeyBank Borrowers") entered into a Secured Loan Agreement with KeyBank (the "KeyBank Credit Facility"). The KeyBank Credit Facility provided for a $16.5 million principal amount senior secured credit facility and was set to mature on February 27, 2015; provided, however, that the borrowers may extend the maturity date by an additional six months if certain closing conditions are met. Interest on the KeyBank Credit Facility accrues on the principal balance thereof at an annual rate of 4.25% plus the current LIBOR rate. The KeyBank Credit Facility may be prepaid at any time without premium or penalty, provided that the borrowers pay any costs of KeyBank in re-employing such prepaid funds. AdCare and two of its subsidiaries have unconditionally guaranteed all amounts owing under the KeyBank Credit Facility.
On March 28, 2014, the Company entered into a Fourth Amendment with KeyBank. Pursuant to the amendment, among other things: (i) KeyBank waived the failure of certain financial covenants of such subsidiaries regarding fixed charge coverage ratio, implied debt service coverage, and compliance of making a certain sinking fund payment due on March 1, 2014, such that no default or events of default under the KeyBank Credit Facility occurred due to such failure; (ii) modified and amended certain financial covenants regarding the Company’s fixed charge ratio and implied debt service coverage; and (iii) paid down $3.4 million of loan principal from the release of $3.4 million from a certain collateral account.
On February 25, 2015, the outstanding principal and interest of $12.0 million owed under the KeyBank Credit Facility was repaid in full in connection with a refinancing with PrivateBank.
On February 25, 2015, three wholly owned subsidiaries of the Company entered into a Loan Agreement (the "Northridge, Woodland Hills and Abington Credit Facility") with PrivateBank, which provides for a $12.0 million principal amount secured credit facility. The credit facility is secured by real property and, among other things, an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Northridge, Woodland Hills and Abington Credit Facilities. AdCare has unconditionally guaranteed all amounts owing under the Northridge, Woodland Hills and Abington Credit Facility.
On October 30, 2015, the Company entered into a Modification Agreement with PrivateBank, which modified the Northridge, Woodland Hills and Abington Credit Facility to, among other things: (i) provide lender consent for the sublease of three skilled nursing facilities to new operators; (ii) establish a single cash collateral account to combine and collectively share the restricted cash reserves related to the following loans: (a) the Northridge, Woodland Hills and Abington Credit Facility; (b) the Little Rock Credit Facility; and (c) Bentonville, Heritage Park and River Valley Credit Facility; and (iii) establish an excess rent account to capture monthly cash rent proceeds from operators in excess of the monthly debt payments payable under the Northridge, Woodland Hills and Abington Credit Facility and the Little Rock Credit Facility. On October 6, 2016, the debt was repaid with a portion of the proceeds from the sale of the Arkansas Facilities.
Northwest
In connection with the acquisition of the Northwest Nursing Center facility, a wholly owned subsidiary of AdCare issued a note pursuant to a Loan Agreement with First Commercial Bank, dated December 31, 2012, for a principal amount of $1.5 million. AdCare and certain subsidiaries of the Company have unconditionally guaranteed all amounts owing under the note.
Quail Creek Credit Facility
In September 2013, QC Property Holdings, LLC, a wholly owned subsidiary of the Company, entered into the Quail Creek Credit Facility with Housing & Healthcare Funding, LLC in the amount of $5.0 million.
The loan is secured by: (i) a first mortgage on the real property and improvements constituting the Quail Creek facility; (ii) a first priority interest on all furnishing, fixtures and equipment associated with the Quail Creek facility; and (iii) an assignment of all rents paid under any existing or future leases and rental agreements with respect to the Quail Creek facility. AdCare has unconditionally guaranteed all amounts owning under the loan.
The loan agreement originally matured on September 27, 2016 and was modified on September 19, 2016 to: (i) extend the initial maturity date to September 30, 2017 and (ii) provide for a one-year extension option.
Stone County
In June 2012, the Company entered into loan agreement with Metro City Bank in the amounts of $1.8 million. The loan had a prepayment penalty of 10% for any prepayment through June 2013 reduced by 1% each year until the loan maturity date. The loan is secured by the Stone County Nursing and Rehabilitation facility and is guaranteed by AdCare. On October 6, 2016, the debt was repaid with a portion of the proceeds from the sale of the Arkansas Facilities.
Other Debt
KeyBank Promissory Notes
On February 25, 2015, the Company entered into four separate unsecured Promissory Note Agreements (the "KeyBank Promissory Notes") with KeyBank for an aggregate principal amount of $0.7 million. The indebtedness represents the portion of certain deferred exit fees owed by the Company to KeyBank in connection with the February 2015 repayment of a credit facility with KeyBank. The KeyBank Promissory Notes mature on August 25, 2016. If, prior to the maturity date, certain refinancing agreements are entered into with KeyBank as lender, affiliate of lender, or by an agency financing originated by KeyBank or any affiliate of KeyBank, then and in such an event the entire remaining principal amount of the KeyBank Promissory Notes shall be forgiven.
On April 3, 2015, the Company entered into five separate unsecured Amended and Restated Promissory Note Agreements with KeyBank, which amend the KeyBank Promissory Notes to include a fifth note with the aggregate principal total of $0.7 million remaining unaltered. The amendments restate the principal balances on the original notes in order to include a fifth note.
On August 11, 2016, the maturities dates of the KeyBank Promissory Notes were extended to October 10, 2017. On December 14, 2016, one of the KeyBank Promissory Notes was forgiven in the amount of $0.2 million.
Pharmacy Care of Arkansas Promissory Note
On February 8, 2016, the Company entered into an unsecured promissory note (the "Pharmacy Care Promissory Note") with Pharmacy Care of Arkansas, LLC for a principal amount of approximately $1.0 million. The Pharmacy Care Promissory Note requires monthly payments of principal and interest of 2% per annum.
Reliant Rehabilitation Promissory Note
On February 25, 2016, the Company entered into an unsecured promissory note (the "Reliant Rehabilitation Promissory Note") with Reliant Pro Rehab, LLC for a principal amount of approximately $0.9 million which matures on November 15, 2016. The Reliant Rehabilitation Care Promissory Note requires monthly payments principal and interest with interest of 7% per annum. In connection with the sale of the Arkansas Facilities on October 6, 2016, the Reliant Rehabilitation Promissory Note was repaid in full.
Convertible Debt

Subordinated Convertible Notes Issued in 2012 (the “2012 Notes”)
In 2012, the Company sold to certain accredited investors an aggregate of $7.5 million in principal amount of 2012 Notes. The 2012 Notes initially bore interest at 8% per annum, with such interest payable quarterly in cash in arrears. The 2012 Notes had an original maturity date of July 31, 2015.
The 2012 Notes are unsecured and subordinated in right of payment to existing and future senior indebtedness of the Company. The 2012 Notes are convertible at the option of the holder into shares of common stock at an original conversion price equal to $4.17 per share, subject to adjustment for stock dividends, stock splits, combination of shares, recapitalization and other similar events. The conversion price of the 2012 Notes was adjusted to $3.97 per share as a result of the 5% stock dividend paid on October 22, 2012.
During the existence and continuance of an event of default under the 2012 Notes, the outstanding principal amount of the 2012 Notes shall incur interest at a rate of 18% per annum, and holders of a majority of the 2012 Notes may require the Company to redeem all or any portion of the 2012 Notes at a redemption price in cash equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon.
On June 30, 2015, the Company entered into prepayment agreements with Anthony Cantone and CAM, holders of 2012 Notes with an aggregate original principal amount of $6.4 million, whereby the Company prepaid the 2012 Note held by Mr. Cantone in its entirety and partially prepaid the 2012 Note held by CAM, leaving a principal balance of approximately $4.8 million with respect to such note. All but $1.5 million of such principal balance was repaid on the July 31, 2015 maturity date.
On July 30, 2015, the Company and CAM amended the terms of the 2012 Note held by CAM to: (i) extend the maturity date with respect to remaining $1.5 million principal amount of the 2012 Note to October 31, 2017; (ii) increase the interest rate from 8.0% to 10.0% per annum; and (iii) increase the conversion price from $3.97 to $4.25 per share. Additionally, the amendment modifies the Company’s right to prepay the 2012 Note held by CAM so that the Company may prepay at any time, without penalty, upon 60 days prior notice, any portion of the outstanding principal amount and accrued and unpaid interest thereon with respect to the 2012 Note; provided, however, that: (i) the shares of the common stock issuable upon conversion of the 2012 Note have been registered for resale under the Securities Act of 1933, as amended (the "Securities Act"); (ii) at any time after the issue date of the 2012 Note, the volume-weighted average price of the common stock for 10 consecutive trading days has equaled or exceeded 150% of the then-current conversion price; and (iii) such prepayment is not effected prior to July 31, 2016. The amendment also affords each of CAM and the Company the right to cause the redemption of all or any portion of the principal amount of the 2012 Note held by CAM upon a change of control (as defined in the 2012 Note) at a redemption price equal to 115% of the sum of (i) outstanding principal amount to be redeemed, plus (ii) the amount of accrued and unpaid interest thereon.
As of December 31, 2016 and December 31, 2015, the outstanding principal amount of the 2012 Notes is $1.5 million.
Subordinated Convertible Promissory Notes Issued in 2014 (the “2014 Notes”)
On March 28, 2014, the Company sold to certain accredited investors an aggregate of $6.5 million in principal amount of 2014 Notes. The 2014 Notes bore interest at 10.0% per annum, with such interest payable quarterly in cash in arrears. The 2014 Notes matured on April 30, 2015. The 2014 Notes were unsecured and subordinated in right of payment to existing and future senior indebtedness of the Company.
On April 30, 2015, the Company repaid the outstanding principal amount of $6.5 million under the 2014 Notes plus all interest accrued and unpaid thereunder. Of the $6.5 million outstanding principal amount, $0.8 million was repaid in cash and $5.7 million was repaid through the setoff of amounts owed to the Company by the noteholders.
Convertible Subordinated Notes Issued in 2015 (the “2015 Notes”)
On March 31, 2015, the Company entered into Subscription Agreements for $8.5 million of the 2015 Notes with certain accredited investors. In connection therewith, the Company issued approximately $1.7 million in principal amount of 2015 Notes on March 31, 2015 and approximately $6.0 million in principal amount of 2015 Notes on April 30, 2015. Accepted subscriptions for $0.8 million in principal amount of 2015 Notes were not funded by the April 30, 2015 payment deadline, and 2015 Notes were not issued in respect thereof.
The 2015 Notes bear interest at 10.0% per annum and such interest is payable quarterly in cash in arrears. The 2015 Notes mature on April 30, 2017. The 2015 Notes are unsecured and subordinated in right of payment to existing and future senior indebtedness of the Company.
The 2015 Notes are convertible at the option of the holder into shares of common stock at an initial conversion price equal to $4.25 per share. The conversion price is subject to adjustment for any subdivision (by stock dividend, stock split or similar corporation action) or combination (by reverse stock split or similar corporate action) of the common stock.
The Company may prepay at any time, without penalty, upon 60 days prior notice, any portion of the outstanding principal amount and accrued and unpaid interest thereon with respect to any 2015 Note; provided, however, that: (i) the shares of common stock issuable upon conversion of any 2015 Note which is to be so prepaid must be: (a) registered for resale under the Securities Act; or (b) otherwise sellable under Rule 144 of the Securities Act without volume limitations thereunder; (ii) at any time after the issue date of such 2015 Note, the volume-weighted average price of the common stock for ten consecutive trading days has equaled or exceeded 125% of the then-current conversion price; and (iii) such prepayment is not effected prior to March 31, 2016.
The holders holding a majority of the outstanding principal amount with respect to all the 2015 Notes may require the Company to redeem all or any portion of the 2015 Notes upon a change of control (as defined in the 2015 Notes) for a redemption price equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon. In addition, upon a change of control, the Company may redeem all or any portion of the 2015 Notes for a redemption price equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon.
During the existence and continuance of an event of default under a 2015 Note, the outstanding principal amount of such 2015 Note shall incur interest at a rate of 14% per annum, and the holder of such 2015 Note may require the Company to redeem all or any portion of such 2015 Note at a redemption price in cash equal to the outstanding principal amount to be redeemed plus all accrued and unpaid interest thereon. An “event of default” with respect to a 2015 Note includes: (i) the Company’s failure to pay to the holder of such 2015 Note any amount of principal or interest by the seventh business day following the date when due under such 2015 Note; and (ii) specific events of bankruptcy, insolvency, reorganization or liquidation.
As of December 31, 2016, the outstanding principal amount of the 2015 Notes is $7.7 million. On January 10, 2017, the Company repurchased $6.7 million of the 2015 Notes pursuant to the Tender Offer. (See Note 19 - Subsequent Events.)